Earnings (loss) per share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings (loss) per share

Note 5 – Earnings (loss) per share

The calculation of basic earnings (loss) per share is based on the income attributable to ordinary shareholders of the Company and the weighted average number of ordinary shares in issue for the years ended December 31, 2022, 2021 and 2020.

The earnings (loss) calculation for the years ended December 31, 2022, 2021 and 2020 excludes the following potentially dilutive ordinary shares:

	Years ended December 31,
	2022	2021	2020
Class A ordinary shares exercisable from warrants issued pursuant to the November 2020 Offering (as defined below in Note 12)(1)	-	-	76,667
Class A ordinary shares exercisable from warrants issued pursuant to the Warrant Inducement Offering (as defined below in Note 12)(1)	453,333	453,333	-
Class A ordinary shares exercisable from warrants issued pursuant to the March 2021 Offering (as defined below in Note 12)(1)	233,333	233,333	-
Class A ordinary shares issuable from the outstanding restricted share awards(1)	133,067	53,000	-
Total	819,733	739,666	76,667

(1)	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.

The following reflects the income and share data used in the basic and diluted earnings (loss) per ordinary share computations:

	Years ended December 31,
	2022	2021	2020
Earnings (loss) attributable to ordinary shareholders of the Company for basic earnings (loss) per share calculation	$(43,888,242)	$4,430,941	$(30,675,420)
Weighted average number of ordinary shares outstanding for basic earnings (loss) per share calculation(1)	6,247,333	5,923,845	4,064,708
Basic earnings (loss) per share(1)	$(7.03)	$0.75	$(7.55)

Earnings (loss) attributable to ordinary shareholders of the Company for diluted earnings (loss) per share calculation	$(43,888,242)	$4,430,941	$(30,675,420)

Weighted average number of ordinary shares outstanding basic earnings (loss) per share calculation(1)	6,247,333	5,923,845	4,064,708
Adjusted for:
- incremental shares issuable related to warrants issued(1)	-	5,013	-
Weighted average number of shares outstanding for diluted earnings (loss) per share calculation(1)	6,247,333	5,928,858	4,064,708

Diluted earnings (loss) per share(1)	$(7.03)	$0.75	$(7.55)

(1)	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.